Description of the Plan (Details) - The Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Net assets transferred	$ (1,161,346,863)
Participant contribution, minimum eligible compensation	1.00%
Participant contribution, maximum eligible compensation	50.00%
Eligible compensation period	30 days
Participant contribution, deferral rate	6.00%
Participant compensation matched, percentage	133.00%
Allocation percentage	1.00%
Note receivable from participant, minimum borrowing	$ 500
Note receivable from participant, maximum amount	$ 50,000
Note receivable from participant, maximum borrowing, to total account	50.00%
Allowance for defaulted loans	$ 0
General loan, maximum borrowing term	5 years
Primary residence, maximum borrowing term	30 years
Basis spread on variable rate	1.00%
Loan set-up fee	$ 50
Involuntary cash-out limit	$ 1,000
Distribution withholding tax, percentage	20.00%
Distribution early withdrawal tax, percentage	10.00%
Total investments	$ 0	$ 1,115,735,744
Plan Sponsor
EBP, Description of Plan [Line Items]
Total investments	0	167,316,698
EBP, Trustee
EBP, Description of Plan [Line Items]
Total investments	$ 0	$ 1,517,738